Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 1,903,905	$ 2,241,048
Adjustments to reconcile net income to net cash provided by operating activities:
Provision (credit) for loan losses		(400,000)
Depreciation and amortization	605,715	564,194
Amortization of investment securities, net	476,740	440,984
Investment security gains	(868,530)	(379,997)
Other-than-temporary losses on securities	49,318
Net gains on sales of mortgage loans	(1,893)	(14,175)
Loss on disposal of premises and equipment	6,246	11,652
Gain on sale of other real estate owned	(42,466)
Increase in cash surrender value of bank-owned life insurance	(107,728)	(107,426)
Originations of mortgage loans held for sale	(85,168)	(395,500)
Proceeds from sales of mortgage loans	87,061	519,475
Decrease (increase) in interest receivable	153,504	(40,543)
Decrease in interest payable	(14,117)	(28,209)
Increase in deferred taxes	(43,637)	(67,560)
Other, net	595,304	(510,760)
Net cash provided by operating activities	2,714,254	1,833,183
INVESTING ACTIVITIES
Net decrease (increase) in loans, net of charge-offs	(6,079,330)	5,973,706
Recoveries on loans previously charged-off	5,164	95,130
Proceeds from sales of securities available-for-sale	22,604,447	7,613,182
Proceeds from maturities, prepayments, and calls of securities available-for-sale	23,203,652	35,554,422
Purchases of securities available-for-sale	(37,784,000)	(73,460,702)
Purchases of premises and equipment	(2,024,420)	(1,076,780)
Proceeds from the sale of foreclosed assets	250,000
Net cash provided by (used in) investing activities	175,513	(25,301,042)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	(13,734,138)	39,414,795
Dividends paid	(1,374,984)	(1,306,234)
Increase in short-term borrowings	836,048	1,448,593
Repayment of Federal Home Loan Bank borrowings	(95,268)	(90,831)
Net cash provided by (used in) financing activities	(14,368,342)	39,466,323
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(11,478,575)	15,998,464
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	31,874,975	15,876,511
CASH AND CASH EQUIVALENTS, END OF YEAR	20,396,400	31,874,975
Supplemental Disclosures:
Cash Paid for Interest	1,463,341	1,552,647
Cash Paid for Income Taxes	138,496	25,000
Loans Transferred to Other Real Estate Owned	$ 207,534